Note 10 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
10
.
Subsequent Events

On
July 3, 2017,
we received a research and development tax incentive payment from the government of Australia related to the research activities of our Australian subsidiary during
2016.
Qualifying research costs related to our clinical trial which are incurred in Australia or for research activities conducted in Australia are generally eligible for the research and development incentive program. The incentive payment received was approximately
$460,000.

1
1
.
Subsequent Events

Sales of convertible promissory notes

On each of
February
17,
March 3,
March 10
and
March 17, 2017,
we entered into Note Purchase Agreements (the “Note Agreements”) with a number of accredited purchasers in private transactions. Pursuant to these Note Agreements we sold convertible promissory notes payable (the
“2017
Convertible Notes”) raising gross proceeds of
$3.1
million.

The
2017
Convertible Notes are scheduled to mature on
December 1, 2018
and bear interest at a rate of
5.0%
per annum. Principal and interest on the Notes are payable at maturity. The Company may
prepay the Notes in whole or in part at any time without penalty or premium. The Notes may
be converted into shares of common stock or other securities of the Company upon certain triggering events as described in the Notes, including certain transactions and upon the request of a holder of any Note. Upon the occurrence of certain events of default, the Notes require the Company to repay the unpaid principal amount of the Notes and any unpaid accrued interest. The Company expects to use the net proceeds from the sales of the Notes for working capital and general corporate purposes. One of our stockholders, who beneficially owns more than
10%
of our common stock, purchased
$200,000
of these notes.

Conversion of convertible notes payable

In
March 2017,
we offered to all holders of outstanding
2013
Convertible Notes and to all holders of the demand notes payable (collectively the “Notes”) who were accredited investors an opportunity to convert all outstanding principal and accrued interest through
March 31, 2017
into shares of our common stock at a rate of
$0.75
per share. The offered conversion rate represents a
$0.375,
or
33.3%,
discount from the rate stated in the terms of the
2013
Convertible Notes, which at the time was
$1.125
per share. The eligible holders had until
March 27, 2017
to accept the offer and holders of
$3,000,000
aggregate principle amount of the Notes accepted the offer. Accordingly, on
March 31, 2017
our Company will issue
4,183,333
shares of common stock in exchange for the surrender of the Notes representing
$3,000,000
of principal amount and
$137,500
of accrued but previously unpaid interest. The shares were issued in reliance on the exemption from registration set forth in Section
3
(a)(
9
) of the Securities Act as securities exchanged by an issuer with existing security holders where no
commission or other remuneration is paid or given directly or indirectly by the issuer for soliciting such exchange.